Organization and Operations (Details) - shares			12 Months Ended
	Feb. 06, 2016	Feb. 05, 2016	Dec. 31, 2016
Organization and Operations (Textual)
Issuance of stock, shares	2,626,308
Kent Campbell [Member] | Spin-Off Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		781,818
Kent Campbell [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		363,636
Denis Espinoza [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		58,951
Sarah Campbell [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		21,818
Common Stock [Member]
Organization and Operations (Textual)
Issuance of stock, shares		28,500,000	666,666
Series A Convertible Preferred Stock [Member] | Kent Campbell [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		6,000
Series A Convertible Preferred Stock [Member] | Denis Espinoza [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		4,000
Series B Convertible Preferred Stock [Member] | Kent Campbell [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		10,000
Series D Preferred Stock [Member] | Kent Campbell [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		1,648,881
Series D Preferred Stock [Member] | Denis Espinoza [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		265,676
Series D Preferred Stock [Member] | Sarah Campbell [Member] | Exchange Agreement [Member]
Organization and Operations (Textual)
Cancelled of common stock		98,933
Jerrick Ventures, Inc. [Member]
Organization and Operations (Textual)
Warrants, Quantity		12,391,667
Jerrick Ventures, Inc. [Member] | Series A Convertible Preferred Stock [Member]
Organization and Operations (Textual)
Issuance of stock, shares		33,415
Jerrick Ventures, Inc. [Member] | Series B Convertible Preferred Stock [Member]
Organization and Operations (Textual)
Issuance of stock, shares		8,064